UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22022
                                   -------------------------------------------

          Advent/Claymore Global Convertible Securities and Income Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1065 Avenue of the Americas, New York, NY 10018
------------------------------------------------------------------------------
(Address of principal executive offices)                         (Zip code)

                             Robert White, Treasurer
          Advent/Claymore Global Convertible Securities and Income Fund
                           1065 Avenue of the Americas
                               New York, NY 10018
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 479-0675
                                                    --------------------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: January 31, 2009
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

AGC / ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)


 PRINCIPAL AMOUNT                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------

                  LONG-TERM INVESTMENTS -- 147.9%
                  CONVERTIBLE BONDS -- 95.5%
                  AEROSPACE AND DEFENSE - 0.8%
$       1,500,000 Alliant Techsystems, Inc., BB-
                  2.75%, 2/15/24 (a)                                                           $ 1,635,000
                                                                                               ------------

                  AGRICULTURE - 3.6%
$       1,750,000 Archer-Daniels-Midland Co., A
                  0.875%, 2/15/14 (a)                                                            1,627,500
HKD    40,500,000 Chaoda Modern Agriculture Holdings Ltd., Ser. CHAO, BB-
                  0.00%, 5/8/11 (Cayman Islands)                                                 5,781,050
                                                                                               ------------
                                                                                                 7,408,550
                                                                                               ------------
                  BANKS - 7.8%
$       8,000,000 BES Finance Ltd., Ser. EMTN, A
                  1.25%, 2/26/11 (Cayman Islands)                                                7,348,800
EUR     4,500,000 Kreditanstalt fuer Wiederaufbau, Ser. DTE, AAA
                  3.25%, 6/27/13 (Germany)                                                       5,896,498
$       1,500,000 National City Corp., A
                  4.00%, 2/1/11                                                                  1,385,625
$       1,500,000 SVB Financial Group, NR
                  3.875%, 4/15/11 (b)                                                            1,200,000
                                                                                               ------------
                                                                                                15,830,923
                                                                                               ------------
                  BEVERAGE - 0.5%
$         900,000 Molson Coors Brewing Co., BBB
                  2.50%, 7/30/13                                                                   974,250
                                                                                               ------------

                  BIOTECHNOLOGY - 4.2%
$       7,000,000 Amgen, Inc., A+
                  0.125%, 2/1/11                                                                 6,545,000
$       2,000,000 United Therapeutics Corp., NR
                  0.50%, 10/15/11 (a)                                                            2,062,500
                                                                                               ------------
                                                                                                 8,607,500
                                                                                               ------------
                  CHEMICALS - 7.6%
EUR     5,500,000 Bayer Capital Corp. BV, BBB
                  6.625%, 6/1/09 (Netherlands) (a)                                               7,994,825
CHF     2,525,000 Lonza Finance Ltd., NR
                  1.50%, 7/15/09 (Jersey) (a)                                                    2,534,111
EUR     1,750,000 SGL Carbon SE, BB
                  0.75%, 5/16/13 (Germany)                                                       1,656,891
HKD    20,000,000 Sinofert Holdings Ltd., NR
                  0.00%, 8/7/11 (Bermuda)                                                        3,294,797
                                                                                               ------------
                                                                                                15,480,624
                                                                                               ------------
                  COAL - 0.6%
$       2,000,000 Massey Energy Co., BB-
                  3.25%, 8/1/15 (a)                                                              1,245,000
                                                                                               ------------

                  COMPUTERS - 3.9%
EUR     4,000,000 Cap Gemini SA, Ser. CAP, BBB-
                  1.00%, 1/1/12 (France)                                                         2,083,057
$       1,500,000 DST Systems, Inc., NR
                  4.125%, 8/15/2023 (c)                                                          1,396,875
                  EMC Corp., A-
$       3,500,000 1.75% ,12/1/11 (a)                                                             3,412,500
$       1,000,000 1.75%, 12/1/13                                                                   945,000
                                                                                               ------------
                                                                                                 7,837,432
                                                                                               ------------
                  DIVERSIFIED FINANCIAL SERVICES - 10.3%
EUR     2,000,000 International Power Jersey Ltd., BB-
                  3.25%, 7/20/13 (Jersey)                                                        1,887,648
$       7,500,000 Merrill Lynch & Co., Inc., NR
                  0.00%, 3/13/32 (a)                                                             8,179,500
EUR     2,100,000 MTU Aero Engines Finance BV, Ser. MTU, BB+
                  2.75%, 2/1/12 (Netherlands)                                                    2,415,658
$       4,500,000 Nasdaq OMX Group, Inc. (The), BB+
                  2.50%, 8/15/13 (a)(b)                                                          3,487,500
CHF     5,750,000 Swatch Group Finance SA, NR
                  2.625%, 10/15/10 (Luxembourg)                                                  4,966,292
                                                                                               ------------
                                                                                                20,936,598
                                                                                               ------------
                  ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
EUR     1,813,800 Nexans SA, BB+
                  1.50%, 1/1/13 (France)                                                         1,598,815
                                                                                               ------------

                  ELECTRONICS - 0.9%
$       2,020,000 Flextronics International Ltd., BB-
                  1.00%, 8/1/10 (Singapore)                                                      1,739,725
                                                                                               ------------

                  FOOD - 1.9%
EUR     3,000,000 Delhaize Group, NR
                  2.75%, 4/30/09 (Belgium)                                                       3,885,503
                                                                                               ------------

                  HEALTHCARE-PRODUCTS - 2.6%
$       2,000,000 Beckman Coulter, Inc., BBB
                  2.50%, 12/15/36 (a)                                                            1,912,500
$       3,967,000 Hologic, Inc., B+
                  2.00%, 12/15/37 (c)                                                            2,553,756
$       1,000,000 Laboratory Corp. of America Holdings, BBB-
                  0.00%, 9/11/21 (a)                                                               848,750
                                                                                               ------------
                                                                                                 5,315,006
                                                                                               ------------
                  HOLDING COMPANIES-DIVERSIFIED - 2.9%
EUR     4,500,000 Sagerpar/Groupe Bruxelles Lambert SA, NR
                  2.95%, 4/27/12 (Belgium)                                                       5,814,097
                                                                                               ------------

                  INSURANCE - 1.4%
$       3,000,000 Prudential Financial, Inc., A
                  0.37%, 12/15/37  (a) (d)                                                       2,895,000
                                                                                               ------------

                  INTERNET - 0.7%
$       1,250,000 Akamai Technologies, Inc., NR
                  1.00%, 12/15/33                                                                1,345,313
                                                                                               ------------

                  LEISURE TIME - 2.5%
                  Carnival Corp., A- (Panama)
$       5,000,000 2.00%, 4/15/21                                                                 4,443,750
$       1,000,000 1.13%, 4/29/33 (c)                                                               636,250
                                                                                               ------------
                                                                                                 5,080,000
                                                                                               ------------
                  MINING - 1.5%
$       2,000,000 Placer Dome, Inc./Barrick Gold Corp., A-
                  2.75%, 10/15/23 (Canada) (a)                                                   3,140,000
                                                                                               ------------

                  MISCELLANEOUS MANUFACTURING - 0.6%
$       1,250,000 Danaher Corp., A+
                  0.00%, 1/22/21 (a)                                                             1,095,313
                                                                                               ------------

                  OIL & GAS - 9.9%
$       1,217,000 Carrizo Oil & Gas, Inc., NR
                  4.375%, 6/1/28                                                                   622,191
HKD    40,000,000 China Petroleum & Chemical Corp., Ser. SINO, NR
                  0.00%, 4/24/14 (China)                                                         4,997,461
EUR    16,000,000 Etablissements Maurel et Prom, NR
                  3.50%, 1/1/10 (France)                                                         4,390,888
CAD     1,914,000 Harvest Energy Trust, NR
                  7.25%, 9/30/13 (Canada)                                                          670,058
$      10,500,000 Transocean, Inc., Ser. A, BBB+
                  1.625%, 12/15/37 (Switzerland) (a)                                             9,345,000
                                                                                               ------------
                                                                                                20,025,598
                                                                                               ------------
                  OIL & GAS SERVICES - 5.1%
$       5,250,000 Core Laboratories LP, NR
                  0.25%, 10/31/11 (a)                                                            4,810,313
$       5,000,000 SOCO Finance Jersey Ltd., Ser. SIA, NR
                  4.50%, 5/16/13 (Jersey)                                                        3,945,060
$       2,500,000 Subsea 7, Inc., Ser. SUB, NR
                  2.80%, 6/6/11 (Cayman Islands)                                                 1,600,000
                                                                                               ------------
                                                                                                10,355,373
                                                                                               ------------
                  PACKAGING & CONTAINERS - 0.3%
$         770,000 Sealed Air Corp., BB+
                  3.00%, 6/30/33 (b)                                                               667,975
                                                                                               ------------

                  PHARMACEUTICALS - 8.7%
$      10,000,000 Shire PLC, Ser. REGs, NR
                  2.75%, 5/9/14 (Jersey) (a)                                                     8,150,480
$       7,500,000 Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+
                  1.75%, 2/1/26 (Netherlands Antilles) (a)                                       8,025,000
$       1,500,000 Teva Pharmaceutical Finance LLC, Ser. C, BBB+
                  0.25%, 2/1/26                                                                  1,494,375
                                                                                               ------------
                                                                                                17,669,855
                                                                                               ------------
                  REAL ESTATE INVESTMENT TRUSTS - 6.1%
$       2,000,000 Boston Properties LP, A-
                  2.875%, 2/15/37                                                                1,570,000
$         800,000 BRE Properties, Inc., BBB
                  4.125%, 8/15/26                                                                  660,000
$       1,800,000 Home Properties, Inc., NR
                  4.125%, 11/1/26 (b)                                                            1,425,420
$       3,148,000 Hospitality Properties Trust, BBB
                  3.80%, 3/15/27                                                                 1,979,305
$       3,752,000 Host Hotels & Resorts LP, BBB-
                  2.625%, 4/15/27(b)                                                             2,785,860
$       2,625,000 Reckson Operating Partnership LP/SL Green Realty Corp., BB+
                  4.00%, 6/15/25                                                                 2,369,063
$       1,902,000 UDR, Inc., BBB
                  4.00%, 12/15/35                                                                1,621,455
                                                                                               ------------
                                                                                                12,411,103
                                                                                               ------------
                  RETAIL - 1.7%
HKD    25,000,000 Golden Eagle Retail Group Ltd., NR
                  0.00%, 10/23/11 (Cayman Islands)                                               3,361,357
                                                                                               ------------

                  SEMICONDUCTORS - 1.8%
$       2,750,000 Linear Technology Corp., Ser. A, NR
                  3.00%, 5/1/27                                                                  2,169,063
$       1,750,000 ON Semiconductor Corp., Ser B., B+
                  0.00%, 4/15/24                                                                 1,520,312
                                                                                               ------------
                                                                                                 3,689,375
                                                                                               ------------
                  TELECOMMUNICATIONS - 6.8%
$       3,500,000 Inmarsat PLC, Ser. ISAT, NR
                  1.75%, 11/16/17 (United Kingdom)                                               2,870,028
$       3,000,000 Lucent Technologies, Inc., BB-
                  2.875%, 6/15/23 (e)                                                            2,445,000
$       4,500,000 Qwest Communications International, Inc., B+
                  3.50%, 11/15/25                                                                3,864,375
JPY   366,000,000 Softbank Corp., BB
                  1.50%, 3/31/13 (Japan)                                                         3,527,391
$       2,500,000 Virgin Media, Inc., B-
                  6.50%, 11/15/16 (b)                                                            1,140,625
                                                                                               ------------
                                                                                                13,847,419
                                                                                               ------------

                  TOTAL CONVERTIBLE BONDS -- 95.5%
                  (Cost $201,722,189)                                                          193,892,704
                                                                                               ------------

 NUMBER OF SHARES                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------
                  CONVERTIBLE PREFERRED STOCKS --33.4%
                  ADVERTISING - 2.3%
          436,540 Elf Special Financing Ltd./Interpublic Group of Companies, Inc.,
                  2.35%, 2009 (Caymen Islands)(b) (d)                                            4,724,720
                                                                                               ------------

                  BANKS - 5.8%
            5,620 Bank of America Corp., Ser. L, 7.25%, 2049 (a)                                 2,835,290
          207,508 Citigroup, Inc., Ser. T, 6.50%, 2049                                           3,164,497
           33,000 KeyCorp, Ser. A, 7.75%, 2049                                                   2,170,740
            5,650 Wells Fargo & Co., Ser. L, 7.5%, 2049 (a)                                      3,599,050
                                                                                               ------------
                                                                                                11,769,577
                                                                                               ------------
                  DIVERSIFIED FINANCIAL SERVICES - 5.9%
            5,400 Givaudan Nederland Finance BV, 5.375%, 2010 (Netherlands)                      3,286,649
           14,405 SLM Corp., Ser. C, 7.25%, 2010  (a)                                            8,596,184
                                                                                               ------------
                                                                                                11,882,833
                                                                                               ------------
                  ELECTRIC - 3.3%
           70,000 Entergy Corp., 7.625%, 2009 (a)                                                3,402,700
           15,000 NRG Energy, Inc., 5.75%, 2009 (a)                                              3,228,750
                                                                                               ------------
                                                                                                 6,631,450
                                                                                               ------------
                  HOUSEHOLD PRODUCTS/WARES - 1.6%
          112,000 Avery Dennison Corp., 7.875%, 2020                                             3,248,000
                                                                                               ------------

                  METAL FABRICATE/HARDWARE - 2.1%
           48,387 Figaro Finance Ltd., Ser. Vallourec, 3.875%, 2009 (France)                     4,364,601
                                                                                               ------------

                  MINING - 3.6%
                  Freeport-McMoran Copper & Gold, Inc.
           50,000 6.75%, 2010 (a)                                                                2,330,000
            2,050 5.50%, 2049                                                                    1,350,950
          115,000 Vale Capital Ltd., Ser. RIO, 5.50%, 2010 (Brazil) (a) (e) (f)                  3,582,250
                                                                                               ------------
                                                                                                 7,263,200
                                                                                               ------------

                  PHARMACEUTICALS - 7.2%
           14,080 Mylan, Inc., 6.50%, 2010 (a)                                                   9,438,810
           30,000 Schering-Plough Corp., 6.00%, 2010 (a)                                         5,220,300
                                                                                               ------------
                                                                                                14,659,110
                                                                                               ------------
                  TELECOMMUNICATIONS - 1.6%
           10,673 Lucent Technologies Capital Trust I, 7.75%, 2017                               3,201,900
                                                                                               ------------

                  TOTAL CONVERTIBLE PREFERRED STOCKS -33.4%
                  (Cost $113,909,401)                                                           67,745,391
                                                                                               ------------

 PRINCIPAL AMOUNT                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------
                  CORPORATE BONDS -- 13.1%
                  AGRICULTURE - 0.8%
$       2,000,000 Vector Group Ltd., NR
                  11.00%, 8/15/15                                                                1,530,000
                                                                                               ------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.5%
        3,325,000 Axcan Intermediate Holdings, Inc., B-
                  12.75%, 3/15/2016                                                              3,009,125
                                                                                               ------------

                  HEALTHCARE-SERVICES - 1.2%
        3,000,000 HCA , Inc., B-
                  8.36%, 4/15/24                                                                 1,470,408
        1,000,000 HCA , Inc., BB-
                  9.25%, 11/15/16                                                                  957,500
                                                                                               ------------
                                                                                                 2,427,908
                                                                                               ------------
                  HOLDING COMPANIES-DIVERSIFIED - 2.0%
        5,000,000 Leucadia National Corp., BB+
                  8.125%, 9/15/15 (e)                                                            4,075,000
                                                                                               ------------

                  OIL & GAS SERVICES- 1.6%
        3,000,000 CCS, Inc., B-
                  11.00%, 11/15/15 (Canada) (b)                                                  2,115,000
        2,000,000 Forbes Energy Services Ltd./Forbes Energy Capital, Inc., B
                  11.00%, 2/15/15                                                                1,210,000
                                                                                               ------------
                                                                                                 3,325,000
                                                                                               ------------
                  SEMICONDUCTORS - 1.2%
        4,400,000 Amkor Technology, Inc., B+
                  9.25%, 6/1/16                                                                  2,464,000
                                                                                               ------------

                  TELECOMMUNICATIONS - 4.8%
        1,500,000 Broadview Networks Holdings, Inc., CCC+
                  11.375%, 9/1/12                                                                  675,000
        2,000,000 Centennial Communications Corp., CCC+
                  10.00%, 1/1/13                                                                 2,120,000
        1,000,000 Fairpoint Communications, Inc., B+
                  13.125%, 4/1/18 (b)                                                              565,000
        4,500,000 Intelsat Jackson Holdings Ltd., CCC+
                  11.25%, 6/15/16 (Bermuda)                                                      4,325,625
                  Sprint Capital Corp., BB
        1,110,000 7.625%, 1/30/2011                                                                924,471
        1,390,000 8.375%, 3/15/12                                                                1,112,709
                                                                                               ------------
                                                                                                 9,722,805
                                                                                               ------------
                  TOTAL CORPORATE BONDS -- 13.1%
                  (Cost $34,638,768)                                                            26,553,838
                                                                                               ------------

 NUMBER OF SHARES                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 2.6%
                  OIL & GAS - 1.3%
          130,000 Enerplus Resources Fund (Canada)                                               2,667,420
                                                                                               ------------

                  PHARMACEUTICALS - 1.3%
           19,000 Roche Holding AG (Switzerland) (a)                                             2,674,765
                                                                                               ------------

                  TOTAL COMMON STOCKS -- 2.6%
                  (Cost $9,372,040)                                                              5,342,185
                                                                                               ------------

                  EXCHANGE-TRADED FUNDS - 1.3%
           70,000 iShares MSCI EAFE Index Fund (a)
                  (Cost $3,004,804)                                                              2,709,000
                                                                                               ------------

PRINCIPAL AMOUNT
-----------------------------------------------------------------------------------------------------------
                  TERM LOANS - 2.0%
                  ELECTRIC - 1.0%
$       2,950,000 Texas Competitve Electric Holdings Co. LLC, 4.25%, 10/10/14, B+                2,065,738
                                                                                               ------------

                  TELECOMMUNICATIONS - 1.0%
GBP     1,692,810 Virgin Media Investment Holdings Ltd., 5.79%, 9/03/12, NR (United Kingdom)     1,903,607
                                                                                               ------------

                  TOTAL TERM LOANS - 2.0%
                  (Cost $3,643,604)                                                              3,969,345
                                                                                               ------------

                  TOTAL LONG-TERM INVESTMENTS -- 147.9%
                  (Cost $366,290,806)                                                          300,212,463
                                                                                               ------------

 NUMBER OF SHARES                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS -- 30.3%
       59,620,000 Dreyfus Treasury & Agency Cash Management - Investor Shares                   59,620,000
        1,949,541 Goldman Sachs Financial Prime Obligations                                      1,949,541
                                                                                               ------------
                  (Cost $61,569,541)                                                            61,569,541
                                                                                               ------------

                  TOTAL INVESTMENTS -- 178.2%
                  (Cost $427,860,347)                                                          361,782,004
                  Total Options Written  -- (0.1%)                                                (210,564)
                  Other Assets in excess of Liabilities -- 5.6%                                 11,485,558
                  Preferred Stock, at redemption value - (-83.7% of Net Assets
                  Applicable to Common Shareholders or -47.0% of Total Investments)           (170,000,000)
                                                                                               ------------

                  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS-- 100.0%                       $203,056,998
                                                                                              =============

      AG - Stock Corporation
      Ltd. - Limited
      LLC - Limited Liability Corp.
      SA - Corporation

     (a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

     (b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to 8.9% of net assets.

     (c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

     (d) Floating rate security. The rate shown is as of January 31, 2009.

     (e) All or a portion of these securities have been physically segregated in connection with swap agreements.

     (f) Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

     Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

     All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

     See previously submitted notes to financial statements for the period ended October 31, 2008.


                   COUNTRY BREAKDOWN AS % OF TOTAL INVESTMENTS*
                   United States                                  59.2%
                   Cayman Islands                                  6.3%
                   Jersey                                          4.5%
                   Netherlands                                     3.8%
                   France                                          3.4%
                   Switzerland                                     3.3%
                   Belgium                                         2.7%
                   Canada                                          2.4%
                   Netherlands Antilles                            2.2%
                   Bermuda                                         2.1%
                   Germany                                         2.1%
                   Panama                                          1.4%
                   China                                           1.4%
                   Luxembourg                                      1.4%
                   United Kingdom                                  1.3%
                   Brazil                                          1.0%
                   Japan                                           1.0%
                   Singapore                                       0.5%

AGC / ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2009 (UNAUDITED)


CONTRACTS
(100 SHARES                                                                      EXPIRATION            EXERCISE      MARKET
per contract) Call Options Written(h)                                                  Date               Price       Value
----------------------------------------------------------------------------------------------------------------------------

       100    Alliant Techsystems, Inc., BB-, 2.75%, 2/15/24                  February 2009 $             90.00     $ 1,500
        50    Archer-Daniels-Midland Co., A, 0.875%, 2/15/14                  February 2009 $             30.00       2,750
       300    Bank of America Corp., Ser. L, 7.25%, 2049                      February 2009 $              9.00       7,800
       125    Bayer Capital Corp. BV, BBB, 6.625%, 6/1/09                     February 2009 EUR           46.00       3,364
        75    Beckman Coulter, Inc., BBB, 2.50%, 12/15/36                     February 2009 $             50.00       9,750
       125    Core Laboratories LP, NR, 0.25%, 10/31/11                       February 2009 $             80.00      10,000
       100    Danaher Corp., A+, 0.00%, 1/22/21                               February 2009 $             60.00       5,000
        75    EMC Corp., A-, 1.75%, 12/1/11                                   March 2009    $             12.00       3,300
        75    Entergy Corp., 7.625%, 2009                                     February 2009 $             85.00       2,325
       125    Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010               February 2009 $             30.00       5,750
       200    iShares MSCI EAFE Index Fund                                    February 2009 $             41.00      12,000
       200    iShares MSCI EAFE Index Fund                                    February 2009 $             42.00       6,000
        50    Laboratory Corp. of America Holdings, BBB-, 0.00%, 9/11/21      March 2009    $             65.00       2,875
        50    Lonza Finance Ltd, NR, 1.50%, 7/15/09                           March 2009    CHF          115.00       6,462
       100    Mylan, Inc., 6.50%, 2010                                        March 2009    $             12.50       5,000
        50    Nasdaq OMX Group, Inc. (The), BB+, 2.50%, 8/15/13               February 2009 $             25.00       2,050
       150    NRG Energy, Inc., 5.75%, 2009                                   February 2009 $             25.00       9,000
        50    Placer Dome, Inc./Barrick Gold Corp., A-, 2.75%, 10/15/23       February 2009 $             42.50       3,550
       100    Prudential Financial, Inc., A, 0.37%, 12/15/37                  February 2009 $             35.00       7,000
       100    Roche Holding AG                                                February 2009 CHF          180.00       4,222
        50    Roche Holding AG                                                March 2009    CHF          190.00       1,465
       200    Schering-Plough Corp., 6.00%, 2010                              March 2009    $             20.00       8,000
        10    Shire PLC, Ser. REGs, NR, 2.75%, 5/9/14                         March 2009    GBP        1,100.00       3,676
        75    SLM Corp., Ser. C, 7.25%, 2010                                  March 2009    $             15.00       2,250
       100    SLM Corp., Ser. C, 7.25%, 2010                                  April 2009    $             15.00       6,000
       200    SLM Corp., Ser. C, 7.25%, 2010                                  April 2009    $             12.50      31,000
       100    Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+, 1.75%, 2/1/26 February 2009 $             45.00       1,500
       100    Transocean, Inc., Ser. A, BBB+, 1.625%, 12/15/37                February 2009 $             60.00      11,500
        50    Transocean, Inc., Ser. A, BBB+, 1.625%, 12/15/37                March 2009    $             65.00       7,250
        50    United Therapeutics Corp., NR, 0.50%, 10/15/11                  February 2009 $             70.00       7,875
       150    Vale Capital Ltd., Ser. RIO, 5.50%, 2010                        March 2009    $             15.00      17,250
       100    Wells Fargo & Co., Ser. L, 7.50%, 2049                          February 2009 $             24.00       3,100

              TOTAL CALL OPTIONS WRITTEN
              (Premiums received $306,446)                                                                        $ 210,564
                                                                                                                ------------

 (h) Non-income producing security.


TOTAL RETURN SWAP AGREEMENTS*
                                                                                            NOTAIONAL      PAYING
                                                                                TERMINATION    AMOUNT     FLOATING     APPRECIATION/
COUNTERPARTY            UNDERLYING TERM LOAN          FLOATING RATE                    DATE      (000)      RATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co.    CCS Corp.                     1 Month LIBOR + 3.00%,
                                                      due 11/14/14                 5/1/2009   $ 8,684      1.07%    $   (3,092,852)

JPMorgan Chase & Co.    FairPoint Communications Inc. 3 Month LIBOR + 2.75%,
                                                      due 03/08/15                 5/1/2009     3,783      1.07%        (1,852,137)

JPMorgan Chase & Co.    Mac Gen LLC                   3 Month LIBOR + 2.25%,
                                                      due 02/22/12                 5/1/2009       605      1.07%          (133,798)

                                                                                                                    ---------------
                                                                                                                    $   (5,078,787)
                                                                                                                    ---------------


CREDIT DEFAULT SWAPS AGREEMENTS**                                                             NOTAIONAL     PAYING
                                                                               TERMINATION       AMOUNT      FIXED    APPRECIATION/
COUNTERPARTY            REFERENCE ENTITY                 BUY/SELL PROTECTION          DATE         (000)     RATE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

Citibank NA             Darden Restaurants, Inc.         Buy                     3/20/2014      $ 3,000      2.95%  $      (26,628)
Citibank NA             Kohl's Corp.                     Buy                     3/20/2014        1,000      2.60%          (4,521)
Citibank NA             Nabors Industries                Buy                     3/20/2014        4,000      4.00%        (114,687)
JPMorgan Chase & Co.    Kingdom of Spain                 Buy                     3/20/2014        5,000      1.37%            (536)
JPMorgan Chase & Co.    LVMH Moet Hennessy Louis Vuitton Buy                     3/20/2014        3,000      1.45%          22,963
JPMorgan Chase & Co.    Portugal                         Buy                     3/20/2014        5,000      1.35%         (26,115)
JPMorgan Chase & Co.    Renault                          Buy                     3/20/2014        3,000      3.72%          12,768
JPMorgan Chase & Co.    Republic of Italy                Buy                     3/20/2014        5,000      1.80%         (31,270)
                                                                                                                    ---------------
                                                                                                                    $     (168,026)
                                                                                                                    ---------------
                                        TOTAL UNREALIZED APPRECIATION/(DEPRECIATION) FOR SWAP AGREEMENTS            $   (5,246,813)
                                                                                                                    ===============


* For each swap noted, the Fund pays a floating rate and receives the total return of the underlying asset

** For each swap noted, the Fund pays the fixed rate and receives a floating rate


Forward exchange currency contracts

                                                                                                                  Unrealized
                                                                                                               Appreciation/
Long Contracts                                                                 Current Value                   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------

Hong Kong Dollar, 3,816,000 expiring 2/4/09                                 $           492,092           $              (35)


                                                                                                                  Unrealized
                                                                                                               Appreciation/
Short Contracts                                                                 Current Value                  (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Canadian Dollar, 3,391,929 expiring 2/2/09 to 3/18/09                               $ 2,718,310          $           (16,388)
Euro, 10,417,500 expiring 2/2/09 to 3/18/09                                          13,342,992                      531,654
Japanese Yen, 254,400,000 expiring 3/18/09                                            2,834,944                      (52,791)
Pound Sterling, 600,000 expiring 3/8/09                                                 864,626                       33,274
Swiss Franc, 3,800,000 expiring 3/18/09                                               3,239,833                      (35,926)

                                                                                                        ---------------------
Total unrealized appreciation/(depreciation) for forward exchange currency contracts                    $            459,788
                                                                                                        ---------------------


In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).


Valuations at January 31, 2009
Description                           Securities        Derivatives           Total
                                    ----------------   ---------------   -----------------

(value in $000s)
Assets:
Level 1                             $       133,002     $           -     $       133,002
Level 2                                     228,780               601             229,381
Level 3                                           -                 -                   -
                                    ----------------   ---------------   -----------------
Total                               $       361,782     $         601     $       362,383
                                    ================   ===============   =================

Liabilities:
Level 1                             $             -     $         211     $           211
Level 2                                           -             5,388               5,388
Level 3                                           -                 -                   -
                                    ----------------   ---------------   -----------------
Total                               $             -     $       5,599     $         5,599
                                    ================   ===============   =================


ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities and Income Fund
------------------------------------------------------------------------------

By:  /s/ Tracy V. Maitland
     -------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: March 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     -------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: March 27, 2009

By:  /s/ Robert White
     -------------------------------------------------------------------------
         Robert White
         Treasurer and Chief Financial Officer

Date: March 27, 2009